STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (Pre Acquisition, USD $)	12 Months Ended
	Dec. 31, 2009 Series E redeemable convertible preferred stock	Dec. 31, 2009 Private Placement	Dec. 31, 2010 Public Offering
Issuance costs	$ 795,469	$ 61,116	$ 250,862